SIGNIFICANT EVENTS IN THE REPORTING PERIOD (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended	6 Months Ended				12 Months Ended
		Jul. 01, 2025	Apr. 24, 2025	Oct. 07, 2024	Jan. 18, 2024	Jan. 09, 2024	Apr. 30, 2025	Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024
Aggregate exercise amount						$ 7,500
Facility warrants exercised shares								17,170,000
Gross proceeds								$ 7,005
Gross proceeds and repayments								2,428
Issuance of shares as a result of exercise of warrants, net of issuance costs								2,307	[1]	$ 23,791	[2]
Revaluation of derivatives and warrants liabilities								(380)		(18,835)
Share based compensation expense								$ 429		$ 95
Restricted Stock Units (RSUs) [Member]
Restricted stock unit granted							2,934,000	624,000
Share based compensation expense								$ 273
Standby Equity Purchase Agreement [Member]
Issuance of common stock								$ 18,308
Shares issued								22,210,892
Revaluation of derivatives and warrants liabilities								$ 380				$ 1,346
ATM Sales Agreement [Member]
Gross proceeds			$ 11,300
Commission on gross proceeds percentage			3.00%
Common Stock [Member]
Issuance of shares as a result of exercise of warrants, net of issuance costs, shares								5,950,000	[1]	12,258,487	[2]
Issuance of shares as a result of exercise of warrants, net of issuance costs									[1]		[2]
Issuance of ordinary shares in relation to the SEPA, shares								8,094,297
Issuance of ordinary shares under ATM program, net of issuance costs, shares	[3]							308,987
Common Stock [Member] | Standby Equity Purchase Agreement [Member]
Issuance of common stock								$ 7,537
Issuance of ordinary shares in relation to the SEPA, shares								8,094,297
Common Stock [Member] | Standby Equity Purchase Agreement [Member] | Maximum [Member]
Issuance of common stock				$ 30,000
Common Stock [Member] | ATM Sales Agreement [Member]
Gross proceeds								$ 130
Issuance of ordinary shares under ATM program, net of issuance costs, shares								308,987
Common Stock [Member] | ATM Sales Agreement [Member] | Subsequent Event [Member]
Gross proceeds		$ 1,213
Issuance of ordinary shares under ATM program, net of issuance costs, shares		2,946,867
Facility Warrant [Member]
Warrant exercise price decrease					$ 0.408
Facility warrant shares					18,382,353
Warrant [Member]
Exercisable per share						$ 3.10
Debt instrument term						5 years
Common Stock [Member]
Ordinary shares purchased						2,419,354

[1]	Issuance costs in the amount of approximately $121. (See Note 3B)
[2]	Issuance costs in the amount of approximately $187.
[3]	Issuance costs in the amount of approximately $111. (See Note 3D)